ESTIMATION OF FAIR VALUE - Mortgage-Backed Securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Baseline scenario
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	$ 13,733	$ 19,602
Favorable scenario
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	57	80
Unfavorable scenario
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	$ (63)	$ (95)